Securitized Vacation Ownership Debt (Tables)	3 Months Ended
Mar. 31, 2012
Debt [Abstract]
Long-term and short-term securitized vacation ownership debt

	March 31,	December 31,
	2012	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	32	37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	24	27
2009 securitization, interest rate at 5.81%, maturing 2016	85	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2020	177	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2025	171	186

	489	532
Less current maturities	(125)	(130)

Long-term securitized debt	$364	$402